Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 847,000
Previously Paid Amount	0.00
Total Fee Amount	116.97
Total Offset Amount	0.00
Net Fee	116.97
Narrative - Max Aggregate Offering Price	$ 847,000
Final Prospectus	true